April 17, 2017

Via Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Pacific Funds Series Trust

(File Nos. 333-61366 and 811-10385)

Dear Sir or Madam:

On behalf of Pacific Funds Series Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), is the exhibit in the eXtensible Business Reporting Language (“XBRL”) format that reflects the risk/return summary information included in the prospectus supplement filed pursuant to Rule 497 on April 10, 2017 (accession number 0001193125-17-118364) to the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class Prospectus dated August 1, 2016, as supplemented. The supplements are incorporated by reference into this Rule 497 document.

If you have any questions or comments, please contact the undersigned at (949) 219-3224 or by e-mail at Mark.Karpe@PacificLife.com.

Sincerely,

/s/ Mark Karpe

Mark Karpe

Assistant Vice President and Counsel

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC

Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP